Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 4.0%
Pinterest, Inc. - Class A (a)	19,459	$603,229
ROBLOX Corp. - Class A (a)	12,456	726,060
Trade Desk, Inc. - Class A (a)	24,103	1,318,916
		2,648,205

Consumer Discretionary - 11.4%
Bright Horizons Family Solutions, Inc. (a)	8,710	1,106,518
Chipotle Mexican Grill, Inc. (a)	16,785	842,775
Coupang, Inc. - Class A (a)	52,891	1,159,900
Domino's Pizza, Inc.	2,192	1,007,114
DoorDash, Inc. - Class A (a)	7,228	1,321,062
Hilton Worldwide Holdings, Inc.	6,115	1,391,468
Ross Stores, Inc.	5,404	690,577
		7,519,414

Consumer Staples - 1.3%
Casey's General Stores, Inc.	1,976	857,663

Energy - 5.0%
Cheniere Energy, Inc.	10,101	2,337,371
Oceaneering International, Inc. (a)	44,837	977,895
		3,315,266

Financials - 7.5%
Ares Management Corp.	9,110	1,335,617
Arthur J Gallagher & Co.	5,770	1,992,035
Tradeweb Markets, Inc. - Class A	10,742	1,594,757
		4,922,409

Health Care - 16.6%
Alnylam Pharmaceuticals, Inc. (a)	4,473	1,207,799
Bio-Techne Corp.	19,566	1,147,155
Bruker Corp.	18,182	758,917
Dexcom, Inc. (a)	15,980	1,091,274
HealthEquity, Inc. (a)	13,182	1,164,893
Insulet Corp. (a)	5,136	1,348,765
Veeva Systems, Inc. - Class A (a)	5,539	1,282,999
West Pharmaceutical Services, Inc.	13,090	2,930,589
		10,932,391

Industrials - 19.0%
AAON, Inc.	6,159	481,203
Applied Industrial Technologies, Inc.	3,280	739,115
Carlisle Cos., Inc.	2,231	759,655
Cintas Corp.	2,567	527,595
Copart, Inc. (a)	14,691	831,364
Equifax, Inc.	5,594	1,362,475
HEICO Corp. - Class A	7,713	1,627,212
Old Dominion Freight Line, Inc.	7,815	1,292,992
OPENLANE, Inc. (a)	18,934	365,047
SiteOne Landscape Supply, Inc. (a)	7,080	859,795
Verisk Analytics, Inc.	4,938	1,469,647
Vertiv Holdings Co. - Class A	15,839	1,143,576
Waste Connections, Inc.	5,698	1,112,193
		12,571,869

Information Technology - 25.2%
Autodesk, Inc. (a)	2,534	663,401
CCC Intelligent Solutions Holdings, Inc. (a)	143,190	1,293,006
Datadog, Inc. - Class A (a)	14,191	1,407,889
Dynatrace, Inc. (a)	19,399	914,663
Entegris, Inc.	12,315	1,077,316
Fair Isaac Corp. (a)	475	875,976
Gartner, Inc. (a)	1,811	760,149
Guidewire Software, Inc. (a)	3,876	726,207
HubSpot, Inc. (a)	1,755	1,002,614
Lattice Semiconductor Corp. (a)	9,691	508,293
Marvell Technology, Inc.	39,800	2,450,486
MongoDB, Inc. - Class A (a)	2,977	522,166
Monolithic Power Systems, Inc.	1,180	684,376
Onestream, Inc. - Class A (a)	15,018	320,484
Pure Storage, Inc. - Class A (a)	17,265	764,322
Tyler Technologies, Inc. (a)	1,622	943,015
Workday, Inc. - Class A (a)	2,932	684,710
Zscaler, Inc. (a)	5,271	1,045,872
		16,644,945

Materials - 1.6%
Vulcan Materials Co.	4,605	1,074,347

Real Estate - 3.1%
CoStar Group, Inc. (a)	26,037	2,062,912

Utilities - 2.4%
Vistra Corp.	13,496	1,584,970
TOTAL COMMON STOCKS (Cost $54,367,776)		64,134,391

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds - 3.0%
First American Government Obligations Fund - Class Z, 4.23% (b)	1,995,533	1,995,533
TOTAL SHORT-TERM INVESTMENTS (Cost $1,995,533)		1,995,533

TOTAL INVESTMENTS - 100.1% (Cost $56,363,309)		66,129,924
Liabilities in Excess of Other Assets - (0.1)%		(56,500)
TOTAL NET ASSETS - 100.0%		$66,073,424
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Mid-Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$64,134,391	$–	$–	$64,134,391
Money Market Funds	1,995,533	–	–	1,995,533
Total Investments	$66,129,924	$–	$–	$66,129,924

Refer to the Schedule of Investments for further disaggregation of investment categories.